General Information	12 Months Ended
Dec. 31, 2023
General Information
General information

1.    General information

Ferroglobe PLC and its subsidiaries (collectively the “Company”, “Ferroglobe”, “we”, “our”, “us”) is among the world’s largest producers of silicon metal and silicon-based alloys, important ingredients in a variety of industrial and consumer products. The Company’s customers include major silicone chemical producers, aluminum and steel manufacturers, auto companies and their suppliers, ductile iron foundries, manufacturers of photovoltaic solar cells and computer chips, and concrete producers. Additionally, the Company operates hydroelectric plants in France.

Ferroglobe PLC (the “Parent Company” or “the Parent”) is a public limited company that was incorporated in the United Kingdom on February 5, 2015 (formerly named ‘Velonewco Limited’). The Parent’s registered office is 5 Fleet Place, London EC4M 7RD (United Kingdom).

In 2015, Ferroglobe PLC consummated the acquisition (“Business Combination”) of Ferroglobe U.S.A, Inc (formerly Globe Specialty Metals, Inc) and subsidiaries and Ferroglobe Spain Metals, S.A.U. (formerly Grupo FerroAtlántica, S.A.U.), forming Ferroglobe.

In 2023, the Company commenced a rebranding of its subsidiary corporation names to align under a “one Ferroglobe” approach.